Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

The following table summarizes the Group’s intangible assets, net:

	December 31, 2023
	Weighted Average Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
		RMB	RMB	RMB

Finite-lived intangible assets:
Software	3 years	916	(916)	-
Licenses	10 years	21,000	(12,950)	8,050
Agency agreements	2 years	18,000	(18,000)	-
Channel relationship	2 years	19,000	(19,000)	-
		58,916	(50,866)	8,050

	December 31, 2024
	Weighted Average Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
		RMB	RMB	RMB

Finite-lived intangible assets:
Software	3 years	916	(916)	-
Licenses	10 years	21,000	(15,050)	5,950
Agency agreements	2 years	18,000	(18,000)	-
Channel relationship	2 years	19,000	(19,000)	-
		58,916	(52,966)	5,950

Schedule of Estimated Amortization Expenses	The estimated amortization expenses for each of the following five years are as follows:
December 31, 2024
RMB
2025	2,100
2026	2,100
2027	1,750
2028	-
2029	-
Total	5,950